JennisonDryden Opportunity Funds

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

May 29, 2008

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	Re: 485(b) Filing for JennisonDryden Opportunity Funds
Registration Nos. 333-95849 and 811-09805

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates May 29, 2008 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b). Thank you for your attention to this filing.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary